Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2006

(unaudited)

■  CREDIT SUISSE
SHORT DURATION BOND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 21, 2006

Dear Shareholder:

Performance Summary

1/01/06 – 6/30/06

Fund & Benchmark	Performance
Class A1,2	1.24%
Class C1,2	0.99%
Merrill Lynch 1-3 Year U.S. Treasury Index[3]	1.04%

Performance for the Fund's Class A and Class C Shares is without the maximum sales charge of 3.00% and 0.75%, respectively.2

Market Overview: Rates continue to rise

The period was a modestly negative one for the bond market overall, but positive for shorter-maturity fixed-income securities in terms of total return. As in 2005, bonds were affected by the Federal Reserve's campaign to raise interest rates in small but steady increments. The federal funds rate rose to 5.25% by the end of June 2006, up from 4.25% at the start of the period and 1.00% in June 2004.

The economy continued its growth trajectory despite the increase in interest rates, along with persistently high energy costs. First quarter 2006 Gross Domestic Product rose at its highest quarterly rate in more than two years. Inflation, though, began to trend beyond the upper range of the Federal Reserve's informal 1% to 2% "comfort zone," as measured by personal consumption expenditures. Bonds (and stocks) nonetheless ended the period on a positive note, after the Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near.

Strategic Review: Sector and yield curve positioning

Several factors accounted for the Fund's outperformance (of its Class A Shares) in the period:

• In anticipation of continued Federal Reserve rate increases, we maintained a shorter-than-neutral duration stance relative to the Fund's benchmark, which aided relative return in what was a rising rate environment.

• We held overweightings in the corporate bond and securitized bond sectors. Both groups provided excess returns over comparable maturity Treasury bonds in the period.

• The Fund's allocation to high-yield debt (3.5% of the Fund's net assets as of June 30, 2006) was beneficial, as high-yield securities outperformed investment grade securities amid economic and profit growth.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Going forward, we are likely to adopt a more neutral approach to duration. This reflects our view that the interest-rate outlook has become less threatening to bonds, with the Federal Reserve potentially close to ending its monetary tightening campaign. As part of this strategy, we intend to adjust the portfolio's yield curve positioning, in an effort to exploit a possible re-steepening of the curve.

In terms of sector and credit focus, we will continue to emphasize high quality bonds, and expect to maintain overweightings in the corporate and securitized (particularly asset-backed bonds) sectors, based on their yield advantage and outperformance potential.

Kam T. Poon
Portfolio Manager

High-yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities. Corporate, mortgage-backed and asset-backed securities generally entail greater risks than government securities, including greater credit risks.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

  Average Annual Returns as of June 30, 20061

	1 Year	Since Inception	Inception Date
Class A Without Sales Charge	1.83%	2.34%	07/23/02
Class A With Maximum Sales Charge	(1.20)%	1.55%	07/23/02
Class C Without CDSC	1.43%	1.04%	05/01/03
Class C With CDSC	0.69%	1.04%	05/01/03

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was down 1.80%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 0.75%), was 0.25%.

3  The Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of U.S.-dollar-denominated U.S. Treasury notes and bonds with remaining time to maturity of between one year and less than three years, and with at least $1 billion in outstanding principal. It is a rules-based index that is compiled and distributed by Merrill Lynch & Co. Investors cannot invest directly in an index.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Fund Return	Class A	Class C
Beginning Account Value 1/1/06	$1,000.00	$1,000.00
Ending Account Value 6/30/06	$1,012.40	$1,009.90
Expenses Paid per $1,000*	$4.24	$6.73
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$1,000.00	$1,000.00
Ending Account Value 6/30/06	$1,020.58	$1,018.10
Expenses Paid per $1,000*	$4.26	$6.76
	Class A	Class C
Annualized Expense Ratios*	0.85%	1.35%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expense Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, The Funds's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Short Duration Bond Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	65.7%
AA	1.2%
A	11.6%
BBB	14.7%
BB	0.7%
B	2.7%
Subtotal	96.6%
Short-Term Investments	3.4%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Short Duration Bond Fund

Schedule of Investments

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (39.5%)
Automobile Manufacturers (0.9%)
$375	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB , A3)	03/15/11	5.875	$369,242
Banks (1.2%)
500	Washington Mutual, Inc., Global Notes	(A- , A3)	01/15/10	4.200	475,976
Diversified Financials (12.8%)
100	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B , B3)	06/15/14	9.625	109,000
500	Countrywide Financial Corp., Series MTNA, Global Company Guaranteed Notes#	(A , A3)	12/05/06	5.351	499,924
345	Countrywide Home Loans, Inc., Series MTN, Global Notes	(A , A3)	09/15/09	4.125	328,335
255	Ford Motor Credit Co., Notes	(BB- , Ba2)	06/16/08	6.625	242,815
525	General Electric Capital Corp., Series MTNA, Global Notes#	(AAA , Aaa)	07/28/08	5.226	526,171
500	General Electric Capital Corp., Series MTNA, Global Notes#	(AAA , Aaa)	12/15/09	5.449	501,713
325	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	06/15/10	4.500	310,998
250	Goldman Sachs Group, Inc., Series MTNB, Notes#	(A+ , Aa3)	05/11/07	5.262	250,283
275	JPMorgan Chase & Co., Global Notes	(A+ , Aa3)	03/15/09	3.500	260,799
300	Lehman Brothers Holdings, Inc., Global Notes	(A+ , A1)	07/26/10	4.500	286,850
500	Morgan Stanley, Global Bonds	(A+ , Aa3)	04/01/07	5.800	500,355
295	Prudential Financial, Inc., Senior Notes+	(A , A3)	11/15/06	4.104	293,562
785	Residential Capital Corp., Company Guaranteed Notes	(BBB- , Baa3)	02/22/11	6.000	761,400
250	Residential Capital Corp., Global Senior Notes#	(BBB- , Baa3)	04/17/09	6.168	249,546
					5,121,751
Electric (6.9%)
1,200	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa2)	11/15/06	3.660	1,191,115
720	DTE Energy Co., Senior Unsecured Notes	(BBB- , Baa2)	08/16/07	5.630	717,844
375	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	371,366
500	Public Service Company of New Mexico, Senior Notes	(BBB , Baa2)	09/15/08	4.400	485,128
					2,765,453
Environmental Control (1.3%)
500	Waste Management, Inc., Senior Notes	(BBB , Baa3)	11/15/08	6.500	508,090
Food (0.3%)
100	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB , Ba2)	10/15/09	8.000	101,500
Gaming (0.5%)
200	MGM Mirage, Inc., Company Guaranteed Notes	(B+ , Ba3)	06/01/07	9.750	206,500
Healthcare Services (0.5%)
200	Caremark Rx, Inc., Senior Notes	(BBB-, Baa3)	10/01/06	7.375	200,711

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Insurance (3.0%)
$600	American International Group, Inc., Global Notes	(AA , Aa2)	05/15/08	2.875	$572,028
635	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes#	(AAA , Aaa)	01/11/08	5.078	635,921
					1,207,949
Lodging (0.3%)
100	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB- , B2)	10/15/10	9.500	105,250
Machinery (0.3%)
130	Case New Holland, Inc., Global Company Guaranteed Notes	(BB- , Ba3)	06/01/09	6.000	127,075
Media (4.2%)
500	Clear Channel Communications, Inc., Senior Notes	(BBB- , Baa3)	02/01/07	3.125	492,033
500	Comcast Cable Communications, Inc., Notes	(BBB+ , Baa2)	11/15/08	6.200	505,225
230	Cox Communications, Inc., Notes	(BBB- , Baa3)	08/15/06	7.750	230,398
100	CSC Holdings, Inc., Senior Notes	(B+ , B2)	07/15/08	7.250	100,625
125	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.63)	(B- , Ba3)	12/15/11	9.250	130,625
105	Salem Communications Holding Corp., Series B, Global Company Guaranteed Notes (Callable 07/01/07 @ $104.50)	(B- , B2)	07/01/11	9.000	109,988
100	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B , B2)	03/15/12	8.000	102,000
					1,670,894
Oil & Gas (2.6%)
500	Pemex Project Funding Master Trust, Company Guaranteed Notes	(BBB , Baa1)	06/01/07	9.000	514,500
500	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes‡#	(BBB , Baa1)	06/15/10	6.629	511,750
					1,026,250
Packaging & Containers (0.3%)
125	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	135,938
Telecommunications (4.4%)
230	Cingular Wireless LLC, Global Senior Notes	(A , Baa2)	12/15/06	5.625	230,028
850	Sprint Capital Corp., Global Company Guaranteed Notes	(A- , Baa2)	05/01/09	6.375	863,868
685	Verizon Global Funding Corp., Global Notes	(A , A3)	06/15/07	6.125	687,677
					1,781,573
	TOTAL CORPORATE BONDS (Cost $16,005,435)				15,804,152

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (29.0%)
$525	Accredited Mortgage Loan Trust, Series 2003-1, Class A1#	(AAA , Aaa)	06/25/33	3.580	$489,583
1,650	Accredited Mortgage Loan Trust, Series 2004-3, Class 1A3	(AAA , Aaa)	10/25/34	3.920	1,628,355
36	Ameriquest Finance NIM Trust, Series 2002-N4A#	(NR , NR)	09/25/32	10.330	7,257
1,000	Argent Securities, Inc., Series 2004-W8, Class A2#	(AAA , Aaa)	05/25/34	5.803	1,003,594
230	Asset Backed Funding Certificates, Series 2003-AHL1, Class A1	(AAA , Aaa)	03/25/33	3.684	222,166
256	Asset Backed Funding Certificates, Series 2005-HE2, Class A2A#	(AAA , Aaa)	06/25/35	5.433	256,205
696	Caterpillar Financial Asset Trust, Series 2004-A, Class A3#	(AAA , Aaa)	01/26/09	3.130	685,734
765	Chase Funding Mortgage Loan, Series 2003-6, Class 1A4#	(AAA , Aaa)	08/25/30	4.499	730,216
445	Equity One ABS, Inc., Series 2003-3, Class AF4	(AAA , Aaa)	12/25/33	4.995	439,548
765	Equity One ABS, Inc., Series 2004-2, Class AF4	(AAA , Aaa)	07/25/34	4.624	753,406
75	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7#	(AAA , Aaa)	06/25/28	6.465	74,813
22	GE Capital Mortgage Services, Inc., Series 1999-HE2, Class A5#	(AAA , Aaa)	03/25/29	7.510	21,854
85	GMAC Mortgage Corporation Loan Trust, Series 2003-HE2, Class A2	(AAA , Aaa)	06/25/25	3.140	85,137
1,155	Harley-Davidson Motorcycle Trust, Series 2004-2, Class A2#	(AAA , Aaa)	02/15/12	3.560	1,120,712
107	IMC Home Equity Loan Trust, Series 1997-5, Class A10#	(AAA , Aaa)	11/20/28	6.880	107,065
162	Indymac Home Equity Loan Asset-Backed Trust, Series 2000-C, Class AF6	(AAA , Aaa)	02/25/30	7.340	161,581
138	Mellon Residential Funding Corp., Series 1998-TBC1, Class A3#	(AAA , Aaa)	10/25/28	6.663	137,521
334	New Century Home Equity Loan Trust, Series 2003-5, Class AI3#	(AAA , Aaa)	11/25/33	3.560	332,579
403	Nissan Auto Lease Trust, Series 2004-A, Class A3	(AAA , Aaa)	08/15/07	2.900	401,476
55	PG&E Energy Recovery Funding LLC, Series 2005-1, Class A1	(AAA , Aaa)	09/25/08	3.320	54,389
785	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF2	(AAA , Aaa)	07/25/35	4.332	769,913
46	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4#	(AAA , Aaa)	10/25/31	6.790	45,722
720	Residential Asset Mortgage Products, Inc., Series 2003-RS3, Class AI4	(AAA , Aaa)	04/25/33	5.670	709,762
17	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1#	(BBB , Baa)	02/07/15	6.970	17,488
1,373	Whole Auto Loan Trust, Series 2003-1, Class A4#	(AAA , Aaa)	03/15/10	2.580	1,357,635
	TOTAL ASSET BACKED SECURITIES (Cost $11,847,065)				11,613,711

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE BACKED SECURITIES (41.2%)
$1,010	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A2	(AAA , Aaa)	07/10/43	4.247	$988,991
553	Bank of America Funding Corp., Series 2006-E, Class 2A1#	(AAA , Aaa)	06/20/36	5.891	552,653
473	Bank of America Mortgage Securities, Series 2006-A Class 2A1#	(AAA , Aaa)	02/25/36	5.442	467,060
648	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1	(AAA , Aaa)	11/11/35	3.970	624,869
600	Fannie Mae Global Notes^^^	(AAA , Aaa)	07/15/08	3.875	581,959
1,000	Fannie Mae Global Notes‡‡	(AAA , Aaa)	12/15/08	3.375	953,694
973	Fannie Mae Pool #313409‡‡	(AAA , Aaa)	03/01/12	6.500	984,725
416	Fannie Mae Pool #545162‡‡	(AAA , Aaa)	12/01/13	6.500	422,098
27	Fannie Mae Pool #633075‡‡	(AAA , Aaa)	02/01/32	5.553	26,843
212	Fannie Mae Pool #651933‡‡#	(AAA , Aaa)	07/01/32	5.127	215,426
1,235	Fannie Mae Pool #675346‡‡#	(AAA , Aaa)	12/01/32	4.512	1,220,625
815	Fannie Mae Pool #703707‡‡#	(AAA , Aaa)	02/01/33	4.376	805,333
933	Fannie Mae Pool #735196‡‡#	(AAA , Aaa)	11/01/34	3.991	924,850
1,000	Farmer Mac Global Notes^^^	(AAA , Aaa)	07/29/08	4.250	976,585
143	Federal Home Loan Mortgage Corp., Series 2474, Class NE	(AAA , Aaa)	07/15/17	5.000	141,074
1,000	FNMA TBA	(AAA , Aaa)	07/01/21	6.000	1,003,281
455	FNMA TBA	(AAA , Aaa)	07/01/36	6.000	447,713
200	Freddie Mac‡‡	(AAA , Aaa)	08/17/07	4.000	196,774
347	Freddie Mac Pool #789806‡‡#	(AAA , Aaa)	09/01/32	5.060	348,816
705	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1#‡‡	(AAA , Aaa)	06/10/38	5.560	703,805
605	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds‡‡	(AAA , Aaa)	04/15/29	6.703	612,150
559	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A#	(AAA , Aaa)	03/19/37	5.492	559,663
545	JP Morgan Mortgage Trust, Series 2006-A4, Class 1A1#	(AAA , Aaa)	06/25/36	5.862	543,246
460	JPMorgan Alternative Loan Trust, Series A2 Class1A1#	(AAA , Aaa)	01/25/36	5.583	460,446
903	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB9, Class A1#	(AAA , Aaa)	06/12/41	3.475	869,496
288	Master Adjustable Rate Mortgages Trust, Series 2003-1, Class 2A1#	(AAA, Aaa)	12/25/32	4.650	283,683
601	Washington Mutual, Series 2005-AR7, Class A1#	(AAA , Aaa)	08/25/35	4.929	591,127
	TOTAL MORTGAGE BACKED SECURITIES (Cost $16,729,198)				16,506,985
FOREIGN BOND (0.2%)
Telecommunications (0.2%)
100	Intelsat, Ltd., Global Senior Notes (Bermuda) (Cost $95,324)	(B , Caa2)	11/01/08	5.250	94,500

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATION (1.2%)
$497	Treasury Inflation-Index Bonds (Cost $499,587)	(AAA , Aaa)	04/15/11	2.375	$495,495
SHORT-TERM INVESTMENTS (3.9%)
50	United States Treasury Bills		08/10/06	4.785	49,745
1,100	Viacom, Inc. (Commercial Paper)		07/05/06	5.512	1,099,507
400	Windmill Funding Corp. (Commercial Paper)		07/06/06	5.211	399,711
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,548,963)				1,548,963
	TOTAL INVESTMENTS AT VALUE (115.0%) (Cost $46,725,572)				46,063,806
LIABILITIES IN EXCESS OF OTHER ASSETS (-15.0%)					(6,009,496)
	NET ASSETS (100.0%)				$40,054,310

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTNB = Medium Term Note, Series B

NR = Not Rated

TBA = To Be Announced

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $511,750 or 1.28% of net assets.

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡‡  Collateral segregated for futures contracts.

#  Variable rate obligations — The interest rate shown is the rate as of June 30, 2006.

+  Step Bond — The interest stated is as of June 30, 2006 and will reset at a future date.

^^^Collateral segregated for TBA securities.

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Statement of Assets and Liabilities

June 30, 2006 (unaudited)

Assets
Investments at value (Cost $46,725,572) (Note 2)	$46,063,806
Cash	33,748
Interest receivable	301,326
Receivable for fund shares sold	24,305
Prepaid expenses	32,891
Total Assets	46,456,076
Liabilities
Advisory fee payable (Note 3)	1,004
Administrative services fee payable (Note 3)	9,694
Distribution fee payable (Note 3)	10,368
Payable for fund shares redeemed	4,813,404
Payable for investments purchased	1,448,222
Dividend payable	78,659
Variation margin payable (Note 2)	6,547
Other accrued expenses payable	33,868
Total Liabilities	6,401,766
Net Assets
Capital stock, $0.001 par value (Note 6)	4,163
Paid-in capital (Note 6)	44,301,639
Accumulated net investment loss	(66,963)
Accumulated net realized loss from investments, futures contracts and options written	(3,508,595)
Net unrealized depreciation from investments and futures contracts	(675,934)
Net Assets	$40,054,310
A Shares
Net assets	$37,477,276
Shares outstanding	3,894,877
Net asset value and redemption price per share	$9.62
Maximum offering price per share (net asset value/(1-3.00%))	$9.92
C Shares
Net assets	$2,577,034
Shares outstanding	267,683
Net asset value and offering price per share	$9.63

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Statement of Operations

For the Six Months Ended June 30, 2006 (unaudited)

Interest Income (Note 2)	$1,096,541
Expenses
Investment advisory fees (Note 3)	98,757
Administrative services fees (Note 3)	49,769
Distribution fees (Note 3)
Class A	58,163
Class C	10,680
Registration fees	17,070
Trustee's fees	11,329
Printing fees (Note 3)	9,829
Audit and tax fees	9,663
Transfer agent fees	5,289
Legal fees	5,268
Custodian fees	5,153
Insurance expense	2,291
Commitment fees (Note 4)	889
Miscellaneous expense	4,755
Total expenses	288,905
Less: fees waived (Note 3)	(71,928)
Net expenses	216,977
Net investment income	879,564
Net Realized and Unrealized Gain (Loss) from Investments and Futures Contracts
Net realized loss from investments	(205,310)
Net realized loss from futures contracts	(14,032)
Net change in unrealized appreciation (depreciation) from investments	(39,121)
Net change in unrealized appreciation (depreciation) from futures contracts	(7,059)
Net realized and unrealized loss from investments and futures contracts	(265,522)
Net increase in net assets resulting from operations	$614,042

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income	$879,564	$2,342,523
Net realized loss from investments, futures
contracts and options written	(219,342)	(1,284,714)
Net change in unrealized appreciation (depreciation)
from investments, futures contracts and options written	(46,180)	(190,502)
Net increase in net assets resulting from operations	614,042	867,307
From Dividends
Dividends from net investment income
Class A shares	(869,240)	(2,366,006)
Class C shares	(46,070)	(137,904)
Net decrease in net assets resulting from dividends	(915,310)	(2,503,910)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,239,761	14,184,295
Reinvestment of dividends	415,322	1,061,804
Net asset value of shares redeemed	(20,669,192)	(50,851,345)
Net decrease in net assets from capital share transactions	(17,014,109)	(35,605,246)
Net decrease in net assets	(17,315,377)	(37,241,849)
Net Assets
Beginning of period	57,369,687	94,611,536
End of period	$40,054,310	$57,369,687
Accumulated net investment loss	$(66,963)	$(31,217)

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Period September 1, to December 31,	For the Year Ended August 31,
	(unaudited)	2005	2004[1]	2004	2003	2002[2]
Per share data
Net asset value, beginning of period	$9.68	$9.89	$9.97	$10.02	$10.03	$10.00
INVESTMENT OPERATIONS
Net investment income	0.17	0.31 [3]	0.09 [3]	0.23 [3]	0.34	0.03
Net gain (loss) on investments, futures contracts and options written (both realized and unrealized)	(0.05)	(0.19)	(0.07)	0.02	(0.01)	0.03
Total from investment operations	0.12	0.12	0.02	0.25	0.33	0.06
LESS DIVIDENDS
Dividends from net investment income	(0.18)	(0.33)	(0.10)	(0.30)	(0.34)	(0.03)
Net asset value, end of period	$9.62	$9.68	$9.89	$9.97	$10.02	$10.03
Total return[4]	1.24%	1.24%	0.21%	2.57%	3.33%	0.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$37,477	$54,082	$88,273	$102,529	$241,869	$116,198
Ratio of expenses to average net assets	0.85%[5]	0.85%	0.85%[5]	0.85%	0.81%	0.75%[5]
Ratio of net investment income to average net assets	3.59%[5]	3.16%	2.60%[5]	2.33%	2.62%	2.85%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[5]	0.19%	0.26%[5]	0.14%	0.21%	0.64%[5]
Portfolio turnover rate	33%	101%	12%	82%	62%	0%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  For the period July 23, 2002 (inception date) through August 31, 2002.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2005	2004[1]	2004	2003[2]
Per share data
Net asset value, beginning of period	$9.69	$9.89	$9.98	$10.02	$10.16
INVESTMENT OPERATIONS
Net investment income	0.15	0.26 [3]	0.07 [3]	0.18 [3]	0.08
Net gain (loss) on investments, futures contracts and options written (both realized and unrealized)	(0.05)	(0.18)	(0.08)	0.03	(0.14)
Total from investment operations	0.10	0.08	(0.01)	0.21	(0.06)
LESS DIVIDENDS
Dividends from net investment income	(0.16)	(0.28)	(0.08)	(0.25)	(0.08)
Net asset value, end of period	$9.63	$9.69	$9.89	$9.98	$10.02
Total return[4]	0.99%	0.85%	(0.06)%	2.16%	(0.62)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,577	$3,288	$6,338	$7,204	$1,912
Ratio of expenses to average net assets	1.35%[5]	1.35%	1.35%[5]	1.35%	1.35%[5]
Ratio of net investment income to average net assets	3.09%[5]	2.67%	2.10%[5]	1.83%	(1.18)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[5]	0.19%	0.26%[5]	0.14%	0.16%[5]
Portfolio turnover rate	33%	101%	12%	82%	62%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  For the period May 1, 2003 (inception date) through August 31, 2003.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Short Duration Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to maximize total return to the extent consistent with prudent investment and the preservation of capital. The Fund was organized under the laws of the State of Delaware as a business trust on January 31, 2002.

The Fund is authorized to offer two classes of shares: Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Class A shares are sold subject to a front end sales charge of up to 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 0.75% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit-Suisse Asset Management, LLC ("Credit Suisse") , an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2006, the Fund had the following open futures contracts:

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes Futures	75	09/29/06	$15,262,033	$15,208,594	$(53,439)
U.S. Treasury 5 Year Notes Futures	(76)	09/29/06	(7,897,587)	(7,858,875)	38,712
U.S. Treasury 10 Year Notes Futures	(1)	09/20/06	(105,417)	(104,859)	558
			(8,003,004)	(7,963,734)	39,270
			$7,259,029	$7,244,860	$(14,169)

H) OPTIONS — The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. At June 30, 2006 the Fund has no outstanding options contracts.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended June 30, 2006 investment advisory fees earned and voluntarily waived were $98,757 and $71,928, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

annual rate of 0.10% of the Fund's average daily net assets. For the six months ended June 30, 2006, co-administrative services fees earned by CSAMSI were $24,689.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, the co-administrative services fees earned by SSB (including out-of-pocket expenses) were $25,080.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares, although under the Class C 12b-1 plan, the Fund is authorized to pay up to 1.00% of the average daily net assets.

For the six months ended June 30, 2006, CSAMSI and its affiliates advised the Fund that they retained $169 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid $174 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 4. Line of Credit

June 30, 2006, and during the six months ended June 30, 2006, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investments		U.S. Government and Agency Obligations
Purchases	Sales	Purchases	Sales
$16,217,244	$16,861,215	$5,750,585	$10,527,520

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $46,725,572, $27, 515, $(689,281) and $(661,766), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Class A shares and Class C shares. Transactions in capital shares for each class were as follows:

	Class A
	For the Six Months Ended June 30, 2006 (unaudited)		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	315,186	$3,043,558	1,383,503	$13,596,273
Shares issued in reinvestment of dividends	42,419	409,570	107,515	1,050,291
Shares redeemed	(2,048,716)	(19,773,634)	(4,834,279)	(47,304,949)
Net decrease	(1,691,111)	$(16,320,506)	(3,343,261)	$(32,658,385)

Credit Suisse Short Duration Bond Fund

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended June 30, 2006 (unaudited)		For the Year Ended December 31, 2005
	Shares	Value	Shares	Value
Shares sold	20,316	$196,203	60,163	$588,022
Shares issued in reinvestment of dividends	596	5,752	1,178	11,513
Shares redeemed	(92,625)	(895,558)	(362,732)	(3,546,396)
Net decrease	(71,713)	$(693,603)	(301,391)	$(2,946,861)

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate percentage of outstanding shares
Class A	4	39%
Class C	1	73%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Short Duration Bond Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Short Duration Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  SD-SAR-0606

Item 2. Code of Ethics.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.
This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.
This item is not applicable to the registrant.

Item 6. Schedule of Investments.
Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940 (the “Act”)) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SHORT DURATION BOND FUND

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	September 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 5, 2006